Future Amortization of Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Schedule Of Estimated Future Amortization Expense [Line Items]
2014		$ 135
2014	134
2015	82	83
2016	66	66
2017	58	58
2018	$ 54	$ 54